INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2017
Disclosure of income tax expense [Abstract]
INCOME TAX EXPENSE
15.	INCOME TAX EXPENSE

The Company is incorporated in the BVI and conducts its primary business operations through its subsidiaries in the PRC. It also has intermediate holding companies in the BVI and Hong Kong. Under the current laws of the BVI, the Company and its subsidiaries incorporated in the BVI are not subject to tax on income or capital gains. The Hong Kong Profits Tax rate is 16.50%. The Company's Hong Kong subsidiaries have both Hong Kong-sourced and non-Hong Kong-sourced incomes. The latter is not subject to Hong Kong Profits Tax and the related expenses are non-tax-deductible. For the Hong Kong-sourced income, no provision for Hong Kong Profits Tax was made as such operations sustained tax losses during the years ended December 31, 2015, 2016 and 2017. Furthermore, there are no withholding taxes in Hong Kong on the remittance of dividends.

China

Under the Law of the PRC on corporate income tax and the Implementation Regulation of the Corporate Income Tax Law (collectively, the “CIT Law”) collectively, the tax rate applicable for PRC group entities is 25% (2016: 25%).

Under the prevailing CIT Law and its relevant regulations, any dividends paid by the Company’s PRC subsidiaries from their earnings derived after January 1, 2008 to the Company’s Hong Kong subsidiaries are subject to PRC dividend withholding tax of 5% or 10%, depending on the applicability of the Sino-Hong Kong tax treaty.

Bolivia

The Company’s subsidiary in Bolivia before December 29, 2017 is subject to a Bolivian enterprise income tax rate of 25% applicable to both foreign investment enterprises and domestic companies.

Loss before income tax consists of:

	Year Ended December 31,
	2015	2016	2017	2017
	CNY	CNY	CNY	US$
	(Restated)	(Restated)

PRC	(1,101)	(1,171)	(1,071)	(165)
BVI	(2,625)	(3,225)	(5,064)	(777)
Hong Kong	(43)	(49)	(44)	(7)

Total loss before income tax for the year from continuing operations	(3,769)	(4,445)	(6,179)	(949)
Total loss before income tax for the year from discontinued operations	(36,176)	(18,591)	(23,817)	(3,660)
	(39,945)	(23,036)	(29,996)	(4,609)

The current and deferred components of income tax expense on the consolidated statements of profit or loss are as follows:

	Year Ended December 31,
	2015	2016	2017	2017
	CNY	CNY	CNY	US$
	(Restated)	(Restated)

Current income tax expense	1,504	—	—	—
Deferred income tax expense	—	—	—	—
Total income tax expense for the year from continuing operations	1,504	—	—	—
Total income tax expense for the year from discontinued operations	—	—	—	—
	1,504	—	—	—

A reconciliation of the income taxes computed at the PRC and Bolivian statutory tax rate of 25% to the actual income tax expense/ (benefit) is as follows:

	Year Ended December 31,
	2015	2016	2017	2017
	CNY	CNY	CNY	US$
	(Restated)	(Restated)

Loss before income tax for the year from continuing operations	(3,769)	(4,445)	(6,179)	(949)
Loss before income tax for the year from discontinued operations	(36,176)	(18,591)	(23,817)	(3,660)
	(39,945)	(23,036)	(29,996)	(4,609)

Tax at the statutory tax rate	25%	25%	25%	25%

Computed income tax benefit	(9,986)	(5,759)	(7,499)	(1,152)
Effect of different tax rates for the Company and overseas subsidiaries	680	820	1,269	195
Effect of the deemed interest income	1,112	—	—	—
Tax losses not recognized	4,927	4,259	6,230	957
Deferred tax assets not recognized	3,407	—	—	—
Non-deductible expenses	972	680	—	—
Others	392	—	—	—

Income tax expense	1,504	—	—	—
Income tax expense from continuing operations at the effective rate	1,504	—	—	—
Income tax expense from discontinued operations at the effective rate	—	—	—	—

As of December 31, 2016 and 2017, the Group had no recognized deferred tax assets, or deferred tax liabilities.

The total amounts of unused tax losses for which no deferred tax assets were recognized amounting to CNY10.89 million and CNY9.24 million (US$1.42 million) as of December 31, 2016 and 2017, respectively. As of December 31, 2017, unused tax losses of CNY4.82 million (US$0.74 million), CNY1.08 million (US$0.17 million), CNY1.10 million (US$0.17 million), CNY1.17 million (US$0.18 million) and CNY1.07 million (US$0.16 million), if unused, will expire by the end of 2018, 2019, 2020, 2021 and 2022 respectively.